Vessels and Other Fixed Assets, Net	6 Months Ended
Jun. 30, 2015
Vessels and Other Fixed Assets, Net [Abstract]
Vessels and Other Fixed Assets, Net:
5.       Vessels and Other Fixed Assets, Net:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2014	June 30, 2015
Cost
Vessels	$1,541,538	$1,857,658
Fair value adjustment	100,065	151,588
Other fixed assets	1,683	1,701
Impairment charge	-	(8,282)
Total cost	1,643,286	2,002,665
Accumulated depreciation	(201,435)	(230,001)
Vessels and other fixed assets, net	$1,441,851	$1,772,664

As of June 30, 2015 the Company performed an impairment review for its fleet, since certain factors indicated that the carrying amount of its vessels might not be recoverable. Such review did not result in any impairment to the value of the Company's vessels, except for the value of certain vessels that the Company agreed to sell, which vessels were subject to an impairment charge as discussed below.

Vessels acquired / disposed during the six month period ended June 30, 2014
On January 24, 2014, the Company entered into two agreements to acquire from Glocal Maritime Ltd, or “Glocal”, an unaffiliated third party, two 98,681 dwt Post-Panamax vessels, Star Vega and Star Sirius, built 2011, for an aggregate purchase price of $60,000. The vessels Star Vega and Star Sirius, were delivered to the Company on February 13, 2014 and March 7, 2014, respectively. The vessels, upon their delivery, were chartered back to Glocal for a daily rate of $15 less brokerage commission of 1.25% until at least June 2016.
No vessel disposals took place in the six month period ended June 30, 2014.

Vessels acquired / disposed during the six month period ended June 30, 2015
Delivery of newbuilding vessels:
(i) On January 8, 2015, the Company took delivery of the vessel Indomitable (ex-HN 5016), for which it had previously made a payment of $34,942 in December 2014. To partially finance the delivery installment of the Indomitable, the Company drew down $32,480 under the BNP $32,480 Facility.
(ii) On February 27, 2015, the Company took delivery of the vessels Honey Badger (ex-HN 164) and Wolverine (ex-HN 165), for which the Company paid delivery installments of $19,422 each. On March 13, 2015, the Company drew down $38,162 for the financing of both Honey Badger and Wolverine under the Sinosure Facility.
(iii) On March 25, March 31, April 7, and June 26, 2015, the Company took delivery of the Ultramax vessels Idee Fixe (ex-HN 1063), Roberta (ex-HN 1061), Laura (ex-HN 1062) and Kaley (ex-HN1064), respectively, which are all subject to separate bareboat charter agreements (which are accounted for as capital leases as discussed below) with Jiangsu Yangzijiang Shipbuilding Co. Ltd. (“New Yangzijiang”).
(iv) On April 2, 2015, the Company took delivery of the Newcastlemax vessel Gargantua (ex-HN 166). The delivery instalment of $37,682 was partially financed by $32,400 drawn under the DNB-SEB-CEXIM $227,500 Facility, while the remaining amount was financed through existing cash.
(v) On May 27, 2015, the Company took delivery of the Capesize vessel Deep Blue (ex-HN 5017). The delivery installment of $34,982 was partially financed by $28,680 drawn under the DVB $31,000 Deep Blue Facility.
Acquisition of secondhand vessels:
During the six month period ended June 30, 2015, the remaining six of the Excel Vessels (Star Nina (ex. Iron Kalypso), Star Nicole (ex. Elinakos), Star Claudia (ex. Happyday), Star Monisha (ex. Iron Beauty), Rodon and Star Jennifer (ex. Ore Hansa) were delivered to the Company in exchange for 4,257,887 common shares and $39,475 in cash, completing the acquisitions of 34 vessels from Excel as further discussed in Note 1 above.
Sale of vessels:
On January 20, January 28, March 6, and March 19, 2015, the Company entered into separate agreements with third parties to sell four of the recently acquired Excel Vessels Star Julia, Star Tatianna, Rodon and Star Monika, respectively. The vessels were delivered to their new owners on February 4,  February 9, March 12 and April 7, 2015, respectively. As of March 31, 2015, the vessel Star Monika met the criteria for classification as held for sale, and the Company recognized an impairment loss of $1,080. In addition, the vessel Star Kim, which was agreed to be sold in December 2014, was delivered to its new owners on January 21, 2015. In connection with the sale of the vessels Star Julia, Star Tatianna, Star Monika and Star Kim, the Company prepaid an amount of $18,181 under the Excel Vessel CiT Facility.
In addition, on April 17, 2015, May 18, 2015 and June 5, 2015 the Company entered into separate agreements with third parties to sell the vessels Star Big, Star Christianna and Star Mega. The vessels were delivered to their new owners on June 4, 2015, June 23, 2015 and June 17, 2015, respectively.

In connection with the aforementioned sales the Company recognized a total net loss on sale of vessels of $13,389, which is separately reflected in the statement of operations for the six month period ended June 30, 2015.

On May 28, 2015, the Company entered into an agreement with a third party to sell the vessel Maiden Voyage. As part of this transaction, the vessel will be leased back to the Company under a time charter for two years, and Star Bulk will guarantee all the liabilities and responsibilities of the vessel's shipowning entity (Premier Voyage LLC) under this charter. The lease back did not meet the lease classification test for a capital lease and will be accounted for as operating lease. In addition, the vessel did not meet the 'held-for-sale' classification criteria as of June 30, 2015, as it was not considered available for immediate sale in its present condition. In connection with this sale, an impairment charge of $8,282 was recorded, which includes a $4,411 write-off of the fair value adjustment recognized upon the Merger (Note 1). The vessel was delivered to its new owner in September 2015 (Note 15).
Capital leases:
On May 17, 2013, subsidiaries of Oceanbulk entered into separate bareboat charter party contracts with affiliates of New Yangzijiang shipyards for eight-year bareboat charters of four newbuilding 64,000 dwt Ultramax vessels being built at New Yangzijiang.  The Company assumed these bareboat charters following the completion of the Merger. The vessels were constructed pursuant to four shipbuilding contracts entered into between four pairings of affiliates of New Yangzijiang.  Each pair had one shipyard party (each, a “New YJ Builder”) and one ship-owning entity (each a “New YJ Owner”).  Delivery of each vessel to the Company was deemed to occur upon delivery of the vessel to the New YJ Owner from the corresponding New YJ Builder. Pursuant to the terms of the bareboat charter, the Company was required to pay upfront fees, corresponding to the pre-delivery installments to the shipyard. An amount of $20,680 for the construction cost of each vessel, corresponding to the delivery installment to the shipyard, as agreed to be financed by the relevant New YJ Owner, to whom the Company will pay a pre-agreed daily bareboat charter hire rate on a 30-days advance basis.  After each vessel's delivery, the Company has monthly purchase options to acquire the vessel at pre-determined, amortizing-during-the-charter-period prices.  On the eighth anniversary of the delivery of each vessel, the Company has the obligation to purchase the vessel at a purchase price of $6,000. Upon the earlier of the exercise of the purchase options or the expiration of the bareboat charters, the Company will own the four vessels. As further discussed above, the Company took delivery of these four vessels during the six month period ended June 30, 2015.
Based on applicable accounting guidance, the Company determined that the bareboat charters should be classified as capital leases. At the time of delivery, when the term of the lease was deemed to begin, the Company recorded a financial liability and a financial asset equal to the present value of the minimum lease payments in accordance with the applicable capital lease accounting guidance. The net book value of these vessels (which includes the upfront fees paid by the Company to the lessor during the construction period and the additional amounts paid by the Company to the lessor at the vessel's delivery in form of additional upfront fees, net of accumulated depreciation) recorded as of June 30, 2015 is reflected within “Vessels and other fixed assets, net” in the accompanying unaudited consolidated balance sheet. The charge resulting from amortization of these leased assets is included within “depreciation expense” in the accompanying unaudited statement of operations.  The interest expense on the financial liability related to these capital leases as of June 30, 2015 was $872 and is included within “Interest and finance costs” in the accompanying unaudited statement of operations. As of June 30, 2015 the net book value of the vessels was $123,210, with accumulated amortization of $842.
The principal payments required to be made after June 30, 2015, for the outstanding capital lease obligations, are as follows:

Twelve month periods ending	Amount
June 30, 2016	$8,640
June 30, 2017	8,640
June 30, 2018	8,640
June 30, 2019	9,572
June 30, 2020	12,370
June 30, 2021 and thereafter	58,016
Total capital lease minimum payments	$105,878
Excluding bareboat interest	24,198
Total lease commitments	81,680
Lease commitments - current portion	4,380
Lease commitments - non-current portion	77,300